Credit Risk - Summary of ING Bank portfolio per line of business, as % of total outstandings 1,2 (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	5.50%	5.50%
2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	10.10%	11.00%
5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	16.40%	13.40%
8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	31.90%	30.50%
11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	27.30%	30.30%
14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	5.80%	6.10%
17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	3.00%	3.20%
Lending [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
Lending [Member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	1.80%	1.90%
Lending [Member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	4.50%	5.20%
Lending [Member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	14.20%	10.10%
Lending [Member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	36.60%	35.30%
Lending [Member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	32.20%	36.00%
Lending [Member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	7.00%	7.50%
Lending [Member] | 17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	3.70%	4.00%
Investments [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
Investments [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	29.70%	28.30%
Investments [member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	39.60%	40.40%
Investments [member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	17.60%	16.90%
Investments [member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	9.60%	6.90%
Investments [member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	3.30%	7.20%
Investments [member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	0.00%	0.20%
Investments [member] | 17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	0.20%	0.10%
Money Market Funds 1 [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
Money Market Funds 1 [Member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	22.60%	14.50%
Money Market Funds 1 [Member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	58.80%	50.40%
Money Market Funds 1 [Member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	7.30%	14.00%
Money Market Funds 1 [Member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	3.00%	4.20%
Money Market Funds 1 [Member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	7.90%	15.40%
Money Market Funds 1 [Member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	0.40%	1.50%
Money Market Funds 1 [Member] | 17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	0.00%	0.00%
Pre-settlement1 [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
Pre-settlement1 [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	5.40%	3.40%
Pre-settlement1 [member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	14.00%	14.80%
Pre-settlement1 [member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	49.00%	47.50%
Pre-settlement1 [member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	19.40%	23.30%
Pre-settlement1 [member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	10.20%	9.10%
Pre-settlement1 [member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	1.40%	1.50%
Pre-settlement1 [member] | 17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	0.60%	0.40%